Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Impairment on affiliated company	$ 2,500,000	$ 0	$ 0
Equity in net earnings of affiliated companies and partnerships	5,224,000	4,542,000	5,549,000
Subsidiary J [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Impairment on affiliated company	2,500,000
Subsidiary I [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	6,157,000	3,948,000	2,758,000
Subsidiary G [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	2,047,000	2,284,000	1,982,000
Subsidiary M [Member]
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	4,253,000	0	0
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net earnings of affiliated companies and partnerships	$ (7,233,000)	$ (1,690,000)	$ 809,000